Dividends - Summary of Dividends Declared and Paid (Detail) - Ordinary shares [member] - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Dividend record on March 31, 2016 [member]
Disclosure of dividends declared and paid on ordinary capital [line items]
Total amount of dividends paid				¥ 2,938
Dividend per share				¥ 15
Dividend record date				Mar. 31, 2016
Effective date				Jun. 24, 2016
Dividend record on September 30, 2016 [member]
Disclosure of dividends declared and paid on ordinary capital [line items]
Total amount of dividends paid				¥ 2,939
Dividend per share				¥ 15
Dividend record date				Sep. 30, 2016
Effective date				Nov. 30, 2016
Dividend record on March 31, 2017 [member]
Disclosure of dividends declared and paid on ordinary capital [line items]
Total amount of dividends paid			¥ 2,939
Dividend per share			¥ 15
Dividend record date			Mar. 31, 2017
Effective date			Jun. 26, 2017
Dividend record on September 30, 2017 [member]
Disclosure of dividends declared and paid on ordinary capital [line items]
Total amount of dividends paid			¥ 3,330
Dividend per share			¥ 17
Dividend record date			Sep. 30, 2017
Effective date			Nov. 30, 2017
Dividend record on March 31, 2018 [member]
Disclosure of dividends declared and paid on ordinary capital [line items]
Total amount of dividends paid		¥ 3,918
Dividend per share		¥ 20
Dividend record date		Mar. 31, 2018
Effective date		Jun. 25, 2018
Dividend record on September 30, 2018 [member]
Disclosure of dividends declared and paid on ordinary capital [line items]
Total amount of dividends paid		¥ 4,898
Dividend per share		¥ 25
Dividend record date		Sep. 30, 2018
Effective date		Nov. 30, 2018
Dividend record on March 31, 2019 [member] | Subsequent event [member]
Disclosure of dividends declared and paid on ordinary capital [line items]
Total amount of dividends paid	¥ 5,275
Dividend per share	¥ 25
Dividend record date	Mar. 31, 2019
Effective date	Jun. 24, 2019